Net Finance Costs - Schedule of Information About Finance Income and Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance income and costs [line items]
Interest payable on financial liabilities at amortised cost and associated derivatives	£ (42)	£ (99)	£ (74)
Net foreign exchange losses	(36)		(21)
Finance costs associated with transactions	(1)	(6)
Finance costs	(91)	(110)	(97)
Interest receivable on financial assets at amortised cost	18	20	15
Net finance income in respect of retirement benefits	11	3	11
Net foreign exchange gains		44	1
Finance income	36	80	37
Net finance costs	(55)	(30)	(60)
Not designated in hedging relationship [member]
Disclosure of finance income and costs [line items]
Finance costs	(7)	(5)	(2)
Finance income	6	12	£ 10
Designated in hedging relationship [member]
Disclosure of finance income and costs [line items]
Finance costs	(5)
Finance income	£ 1	£ 1